Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.2%
ACM Auto Trust
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	$ 146,729	$ 147,902
Series 2024-1A, Class A,
7.71%, 01/21/2031 (A)	125,000	125,391
American Express Credit Account Master Trust
Series 2021-1, Class A,
0.90%, 11/15/2026	305,000	294,999
Series 2022-3, Class A,
3.75%, 08/15/2027	300,000	295,504
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D,
2.13%, 03/18/2026	250,000	243,290
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	66,667	66,567
Series 2018-2A, Class B,
4.27%, 03/20/2025 (A)	350,000	349,443
Series 2019-2A, Class A,
3.35%, 09/22/2025 (A)	330,000	326,824
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month Term SOFR + 1.21%, 6.53% (B), 10/24/2030 (A)	190,436	190,701
Discover Card Execution Note Trust
Series 2022-A2, Class A,
3.32%, 05/15/2027	250,000	245,207
Hyundai Auto Receivables Trust
Series 2021-B, Class A3,
0.38%, 01/15/2026	206,255	202,411
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 6.42% (B), 07/20/2030 (A)	146,095	145,871
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	250,000	247,443
Santander Drive Auto Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026	276,059	269,651
Series 2021-4, Class C,
1.26%, 02/16/2027	223,749	219,576
Series 2022-2, Class A3,
2.98%, 10/15/2026	112,065	111,582
Series 2023-5, Class A2,
6.31%, 07/15/2027	123,462	124,113
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	144,403	138,729
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month Term SOFR + 1.24%, 6.57% (B), 07/25/2030 (A)	112,940	112,839
Symphony CLO XIX Ltd.
Series 2018-19A, Class A,
3-Month Term SOFR + 1.22%, 6.54% (B), 04/16/2031 (A)	229,876	229,887

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month Term SOFR + 1.23%, 6.56% (B), 04/25/2031 (A)	$ 187,988	$ 187,990
Tidewater Auto Receivables Trust
Series 2020-AA, Class D,
2.31%, 03/15/2027 (A)	188,153	185,018
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	250,000	247,484
Series 2020-1A, Class A,
1.35%, 05/25/2033 (A)	250,000	238,272
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month Term SOFR + 1.31%, 6.63% (B), 07/20/2030 (A)	253,931	254,269
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	134,171	134,162
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	103,306	99,028

Total Asset-Backed Securities (Cost $5,386,756)		5,434,153

CORPORATE DEBT SECURITIES - 29.0%
Aerospace & Defense - 1.1%
Boeing Co.
1.43%, 02/04/2024	188,000	187,929
2.25%, 06/15/2026	210,000	196,469

		384,398

Automobiles - 3.4%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	200,000	191,941
3.66%, 09/08/2024	200,000	197,376
General Motors Financial Co., Inc.
3.95%, 04/13/2024	235,000	233,964
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	130,000	126,158
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	400,000	393,029

		1,142,468

Banks - 8.4%
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	410,000	387,953
BNP Paribas SA
Fixed until 11/19/2024, 2.82% (B), 11/19/2025 (A)	200,000	195,662
Citigroup, Inc.
Fixed until 05/24/2024, 4.14% (B), 05/24/2025	293,000	291,536
Deutsche Bank AG
0.90%, 05/28/2024	150,000	147,761
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	293,000	283,167
JPMorgan Chase & Co.
3.13%, 01/23/2025	330,000	324,046

Transamerica Funds	Page 1

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
4.58%, 12/10/2025	$ 200,000	$ 196,740
Morgan Stanley
Fixed until 10/21/2024, 1.16% (B), 10/21/2025	272,000	262,711
PNC Financial Services Group, Inc.
Fixed until 10/28/2024, 5.67% (B), 10/28/2025	57,000	56,979
Truist Financial Corp.
2.85%, 10/26/2024	196,000	192,395
US Bancorp
1.45%, 05/12/2025	196,000	187,574
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (B), 05/19/2025	294,000	289,487

		2,816,011

Beverages - 0.6%
Constellation Brands, Inc.
3.60%, 05/09/2024	196,000	195,026

Chemicals - 0.3%
Westlake Corp.
0.88%, 08/15/2024	119,000	116,044

Commercial Services & Supplies - 0.8%
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	162,000	160,686
6.27%, 06/26/2026 (A)	97,000	98,736

		259,422

Consumer Finance - 0.6%
American Express Co.
3.38%, 05/03/2024	196,000	194,956

Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	196,000	195,668

Containers & Packaging - 0.6%
Berry Global, Inc.
0.95%, 02/15/2024	125,000	124,730
4.88%, 07/15/2026 (A)	98,000	96,395

		221,125

Electric Utilities - 1.1%
Black Hills Corp.
1.04%, 08/23/2024	172,000	167,624
Southern Co.
0.60%, 02/26/2024	196,000	195,331

		362,955

Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	300,000	291,440
Air Lease Corp.
0.70%, 02/15/2024	171,000	170,686

		462,126

Health Care Equipment & Supplies - 0.6%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	200,000	201,819

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.5%
Cigna Group
0.61%, 03/15/2024	$ 125,000	$ 124,274
3.50%, 06/15/2024	99,000	98,249
CVS Health Corp.
2.63%, 08/15/2024	128,000	126,055
HCA, Inc.
5.00%, 03/15/2024	150,000	149,853

		498,431

Hotels, Restaurants & Leisure - 0.4%
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	132,000	129,470

Insurance - 0.6%
Brighthouse Financial Global Funding
1.00%, 04/12/2024 (A)	196,000	194,211

Leisure Products - 0.6%
Brunswick Corp.
0.85%, 08/18/2024	196,000	190,939

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	130,000	128,846

Oil, Gas & Consumable Fuels - 3.0%
DCP Midstream Operating LP
5.38%, 07/15/2025	96,000	96,119
MPLX LP
4.88%, 12/01/2024	131,000	130,511
ONEOK, Inc.
5.55%, 11/01/2026	193,000	196,264
Ovintiv, Inc.
5.65%, 05/15/2025	215,000	216,045
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	203,000	199,945
Williams Cos., Inc.
4.30%, 03/04/2024	159,000	158,820

		997,704

Personal Care Products - 0.5%
Kenvue, Inc.
5.50%, 03/22/2025	158,000	159,257

Pharmaceuticals - 0.3%
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/2025	122,000	121,742

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	200,000	200,359

Tobacco - 1.0%
BAT Capital Corp.
3.22%, 08/15/2024	128,000	126,370
Philip Morris International, Inc.
5.13%, 11/15/2024	200,000	199,842

		326,212

Transamerica Funds	Page 2

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.
2.95%, 03/15/2025	$ 125,000	$ 121,882
T-Mobile USA, Inc.
2.25%, 02/15/2026	103,000	97,642

		219,524

Total Corporate Debt Securities (Cost $9,689,613)		9,718,713

MORTGAGE-BACKED SECURITIES - 4.4%
BX Commercial Mortgage Trust
Series 2019-XL, Class C,
1-Month Term SOFR + 1.36%, 6.70% (B), 10/15/2036 (A)	403,750	402,236
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.85% (B), 10/15/2037 (A)	245,000	243,162
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month Term SOFR + 2.05%, 7.38% (B), 12/15/2037 (A)	250,000	249,139
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	350,000	340,346
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.95%, 7.28% (B), 12/15/2036 (A)	250,000	249,063

Total Mortgage-Backed Securities (Cost $1,462,071)		1,483,946

COMMERCIAL PAPER - 41.4%
Banks - 10.6%
ABN AMRO Funding USA LLC
5.85% (C), 05/03/2024 (A)	500,000	493,022
Bank of China Ltd.
5.70% (C), 04/03/2024	250,000	247,611
DNB Bank ASA
5.90% (C), 03/25/2024 (A)	350,000	347,236
HSBC USA, Inc.
5.68% (C), 07/23/2024 (A)	500,000	486,915
Lloyds Bank PLC
5.89% (C), 03/12/2024	250,000	248,454
Mackinac Funding Co. LLC
5.87% (C), 03/13/2024 (A)	500,000	496,857
Macquarie Bank Ltd.
5.82% (C), 03/04/2024 (A)	500,000	497,524
NatWest Markets PLC
5.92% (C), 05/21/2024 (A)	250,000	245,791
Standard Chartered Bank
5.42% (C), 07/15/2024 (A)	500,000	487,952

		3,551,362

Capital Markets - 0.7%
Goldman Sachs International
5.74% (C), 04/03/2024 (A)	250,000	250,118

Containers & Packaging - 1.5%
Amcor Finance USA, Inc.
5.77% (C), 02/12/2024 (A)	500,000	499,089

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Consumer Services - 1.5%
VW Credit, Inc.
5.67% (C), 03/19/2024	$ 500,000	$ 496,272

Electric Utilities - 6.4%
Berkshire Hathaway Energy Co.
5.68% (C), 02/12/2024 (A)	500,000	499,090
Consolidated Edison Co. of New York, Inc.
5.79% (C), 03/06/2024 (A)	400,000	397,837
Duke Energy Corp.
5.81% (C), 02/27/2024 (A)	500,000	497,915
Entergy Corp.
5.62% (C), 03/13/2024 (A)	500,000	496,740
5.72% (C), 03/08/2024 (A)	250,000	248,565

		2,140,147

Financial Services - 19.7%
Alinghi Funding Co. LLC
6.00% (C), 06/12/2024 (A)	500,000	490,280
Anglesea Funding LLC
5.83% (C), 02/01/2024 (A)	500,000	499,926
Atlantic Asset Securitization LLC
5.92% (C), 05/10/2024 (A)	500,000	492,540
Britannia Funding Co. LLC
5.60% (C), 04/12/2024 (A)	500,000	494,600
Chariot Funding LLC
5.54% (C), 02/15/2024 (A)	500,000	498,887
Fairway Finance Co. LLC
5.89% (C), 04/10/2024 (A)	500,000	494,773
Glencove Funding LLC
5.73% (C), 02/02/2024 (A)	250,000	249,926
5.88% (C), 04/05/2024 (A)	250,000	247,577
Gotham Funding Corp.
5.53% (C), 03/26/2024 (A)	500,000	495,895
GTA Funding LLC
5.85% (C), 04/01/2024 (A)	400,000	396,360
Intercontinental Exchange, Inc.
5.68% (C), 02/05/2024 (A)	350,000	347,780
Liberty Street Funding LLC
5.87% (C), 04/22/2024 (A)	500,000	493,936
Mont Blanc Capital Corp.
5.59% (C), 02/14/2024 (A)	500,000	498,961
Starbird Funding Corp.
5.67% (C), 04/04/2024 (A)	400,000	400,000
Thunder Bay Funding LLC
5.68% (C), 02/27/2024 (A)	250,000	248,998
5.83% (C), 05/07/2024	250,000	246,412

		6,596,851

Software - 1.0%
Manhattan Asset Funding Co. LLC
5.48% (C), 04/22/2024 (A)	350,000	345,707

Total Commercial Paper (Cost $13,880,144)		13,879,546

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.5%
U.S. Treasury Bills
5.43% (C), 05/23/2024	1,925,000	1,894,157
5.53% (C), 09/05/2024	300,000	291,423

Total Short-Term U.S. Government Obligations (Cost $2,184,409)		2,185,580

Transamerica Funds	Page 3

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 1.8%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $120,281 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $122,697.

	$ 120,272	$ 120,272
Nomura Securities International, Inc., 5.30% (C), dated 01/31/2024, to be repurchased at $500,074 on 02/01/2024. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, due 10/20/2026 - 05/01/2051, and with a total value of $508,865.	500,000	500,000

Total Repurchase Agreements (Cost $620,272)		620,272

Total Investments (Cost $33,223,265)		33,322,210
Net Other Assets (Liabilities) - 0.7%		221,932

Net Assets - 100.0%		$ 33,544,142

Transamerica Funds	Page 4

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$5,434,153	$—	$5,434,153
Corporate Debt Securities	—	9,718,713	—	9,718,713
Mortgage-Backed Securities	—	1,483,946	—	1,483,946
Commercial Paper	—	13,879,546	—	13,879,546
Short-Term U.S. Government Obligations	—	2,185,580	—	2,185,580
Repurchase Agreements	—	620,272	—	620,272

Total Investments	$—	$33,322,210	$—	$33,322,210

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $19,013,108, representing 56.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Rates disclosed reflect the yields at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 5

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica UltraShort Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 7